Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 21, 2017
Income Tax Disclosure [Abstract]
Tax Cuts and Jobs Act of 2017, incomplete accounting, provisional income tax expense	$ 20	$ 180
Tax Cuts and Jobs Act of 2017, incomplete accounting, transition tax for accumulated foreign earnings, provisional income tax expense		$ 1,468
Tax Cuts and Jobs Act of 2017, transition tax for accumulated foreign earnings, income tax expense, installment period	8 years	8 years
Tax Cuts and Jobs Act of 2017, incomplete accounting, transition tax for accumulated foreign earnings, provisional benefit		$ 1,295
Tax Cuts and Jobs Act of 2017, incomplete accounting, changes in tax rate and valuation allowance, deferred tax asset (liability), provisional income tax expense		$ 7
Tax Cuts and Jobs Act of 2017, income tax expense	$ 200
Net federal and state transition tax	1,490
Net benefit for the decrease in deferred tax liability on unremitted foreign earnings	1,295
Net expense for remeasurement of deferred tax assets (liabilities) for the corporate rate reduction and changes in valuation allowance	$ 5
Operating Loss Carryforwards [Line Items]
Federal statutory rate	21.00%	35.00%	35.00%
Valuation allowance, deferred tax asset, increase, amount	$ 39	$ 50	$ 11
Indefinitely reinvested foreign earnings				$ 6,900
Accrued income taxes	35
Income tax savings	$ 465	$ 443	$ 310
Benefit of tax rulings on net income per share (in usd per share)	$ 0.39	$ 0.36	$ 0.25
Unrecognized tax benefits that would impact effective tax rate, if realized	$ 757
Unrecognized tax benefits, increase resulting from Tax Cut and Jobs Act of 2017	194
Interest and penalties related to uncertain tax positions recognized in income tax expense	57	$ 13	$ 13
Interest and penalties accrued	124	$ 75
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	72
Tax credit carryforward	29
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	393
Tax credit carryforward	137
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	391
Foreign | Expiring In 2021
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	10
Foreign | Expiring In 2034
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24
Foreign | No Expiration Date
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 357